UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             November 12, 2003

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $100,670


List of Other Included Managers:

      No.      Form 13F File Number        Name

      01       28-6788                     Rexford Management, Inc.

      03       28-2826                     Marcus Schloss & Co., Inc.

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

AT&T Wireless Services Inc             Com        00209A106       82      10,000 Sh        Defined      01,03      10,000   0    0
Advancepcs                             Com        00790K109    3,928      86,200 Sh        Defined      01,03      86,200   0    0
Biogen Inc                             Com        090597105   20,263     531,567 Sh        Defined      01,03     531,567   0    0
Comcast Corp New                    Cl A Spl      20030N200    1,482      50,000 Sh        Defined      01,03      50,000   0    0
Concord EFS Inc                        Com        206197105    4,267     312,100 Sh        Defined      01,03     312,100   0    0
Cox Communications Inc                Cl A        224044107    2,526      79,900 Sh        Defined      01,03      79,900   0    0
Enzon Pharmaceuticals Inc              Com        293904108    6,848     588,293 Sh        Defined      01,03     588,293   0    0
Horizon Organic Holding                Com        44043T103    1,086      45,439 Sh        Defined      01,03      45,439   0    0
Legato Systems Inc                     Com        524651106   18,376   1,626,206 Sh        Defined      01,03   1,626,206   0    0
Officemax Inc                          Com        67622M108    4,234     451,400 Sh        Defined      01,03     451,400   0    0
Overture Services Inc                  Com        69039R100   15,369     583,700 Sh        Defined      01,03     583,700   0    0
Practiceworks Inc                      Com        739419109    4,357     203,138 Sh        Defined      01,03     203,138   0    0
Roslyn Bancorp Inc                     Com        778162107    1,634      69,530 Sh        Defined      01,03      69,530   0    0
SPS Technologies Inc                   Com        784626103    3,132      69,600 Sh        Defined      01,03      69,600   0    0
Titan Corp                             Com        888266103   13,086     627,900 Sh        Defined      01,03     627,900   0    0